Operating segments - Geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 106,327	$ 96,586
Non-current assets	110,793	84,507
China
Disclosure of geographical areas [line items]
Revenue	47,132	30,791
Non-current assets	21,663	14,012
Germany
Disclosure of geographical areas [line items]
Revenue	30,604	28,685
U.S.
Disclosure of geographical areas [line items]
Revenue	13,500	23,505
Non-current assets	4,836	4,880
Belgium
Disclosure of geographical areas [line items]
Revenue	5,408	3,531
UK
Disclosure of geographical areas [line items]
Revenue	2,794	1,431
Japan
Disclosure of geographical areas [line items]
Revenue	2,743	3,901
Denmark
Disclosure of geographical areas [line items]
Revenue	1,701	1,889
Non-current assets	1,629	269
Canada
Disclosure of geographical areas [line items]
Revenue	766	366
Non-current assets	82,665	65,346
Norway
Disclosure of geographical areas [line items]
Revenue	478	187
Switzerland
Disclosure of geographical areas [line items]
Revenue	359	0
France
Disclosure of geographical areas [line items]
Revenue	287	276
Taiwan
Disclosure of geographical areas [line items]
Revenue	216	287
Netherlands
Disclosure of geographical areas [line items]
Revenue	115	892
Finland
Disclosure of geographical areas [line items]
Revenue	65	198
Spain
Disclosure of geographical areas [line items]
Revenue	20	168
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 139	$ 479